Stock-Based Compensation (Exercise Price Range) (Details) ($8.67-$12.13 [Member], USD $)	12 Months Ended
Jan. 01, 2013
$8.67-$12.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	$ 8.67
Exercise price range, upper range limit	$ 12.13
Number of options, outstanding	2,973,167
Weighted- average remaining years of contractual life, outstanding	8 years 1 month 6 days
Weighted- average exercise price, outstanding	$ 9.12
Number of options, exercisable	1,229,341
Weighted- average exercise price, exercisable	$ 8.67